Share-Based Payments - Summary of Charges in Income Statement in Respect of Equity-Settled Share-Based Payment Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment charges	£ 40	£ 38	£ 28